Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
12	Income taxes
Cayman Islands
Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
British Virgin Islands
Under the current laws of the British Virgin Islands (“BVI”), the Company’s BVI incorporated subsidiary are not subject to tax on income or capital gains arising in BVI. In addition, upon payments of dividends by this entity to its shareholders, no BVI withholding tax will be imposed.
Hong Kong
Under the Hong Kong tax laws, the subsidiary in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and it may be exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.
China
Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant HNTE criteria before using the preferential rate. An entity could re-apply
for the HNTE certificate when the prior certificate expires. The certificate of high and new technology enterprise of the VIE was obtained in November 2016 and expired in November 2019. The VIE renewed the HNTE certificate of in December 2019 with a valid period of three years starting from December 2019 onwards. It was entitled to the preferential rate of 15% for 2017, 2018 and 2019. The WFOE in the PRC is subject to the 25% EIT rate.
The Company’s loss before income taxes consists of:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Cayman Islands	(10,584)	6,622	(16,716)	(2,401)
British Virgin Islands	(2)	(25)	(30)	(4)
Hong Kong	(34)	208	(3,097)	(445)
China	(83,651)	(72,972)	(89,836)	(12,903)

Total loss before income taxes	(94,271)	(66,167)	(109,679)	(15,753)

Composition of income tax expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Current income tax expense	—	(35)	(162)	(23)
Deferred tax benefit	3,980	5	—	—

Total income tax (expense)/benefit	3,980	(30)	(162)	(23)

Reconciliation between expenses of income taxes
Reconciliation between the expense of income taxes computed by applying the statutory tax rate to loss before income taxes and the actual provision for income taxes is as follows:

	Year ended December 31,
	2018	2019
	RMB	RMB	US$
Loss before income tax	(66,167)	(109,679)	(15,753)
Income tax expense computed at PRC statutory rate (25%)	(16,542)	(27,421)	(3,939)
International tax rate differential	(1,668)	4,451	639
Preferential tax rate	6,397	12,845	1,845
Deferred tax items tax rate differential	(6,390)	(10,157)	(1,459)
Research and development super-deduction	(21,559)	(26,910)	(3,865)
Non-deductible expenses	5,701	12,587	1,809
Deferred tax expense	4,073	—	—
Recognition of prior year tax loss	—	(1,939)	(279)
Changes in valuation allowance	30,018	36,706	5,272

Income tax expense	30	162	23

Deferred tax assets and liabilities
The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2018 and 2019 are as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Deferred tax assets, net
Provision for doubtful debts	2,463	7,484	1,075
Accrued expense	3,737	9,516	1,367
Net operating loss carry forward	78,985	108,101	15,528
Government grant related to assets	54	359	52
Fixed assets depreciation	14	73	10
Estimated liabilities	10	—	—
Net unrealized gain on equity investments held	—	(3,564)	(512)
Valuation allowance	(85,263)	(121,969)	(17,520)

Total deferred tax assets, net	—	—	—

The Company operates through its WFOE and VIE and evaluates the potential realization of deferred tax assets on an entity basis. The Company recorded valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss and are not forecasting profits in the near future as of December 31, 2018 and 2019. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.
The Company had deferred tax assets related to net operating loss carry forwards of RMB78,985 and RMB108,101 (US$15,528) from its WFOE and the VIE in China as of December 31,2018 and 2019,
 which can be carried forward to offset taxable income. The net operating loss of WOFE and VIE will expire in years 2020 to 2024 and 2020 to 2029 if not utilized, respectively.
The Company did not record any dividend withholding tax, as there were no undistributed earnings arising from the WFOE noted as of December 31, 2018 and 2019.
As of December 31, 2018 and 2019, the Company concluded that there was no significant tax uncertainties in its consolidated financial results. The Company did not record any interest and penalties related to an uncertain tax position for each of the year
s
ended December 31,
2017,
2018 and 2019. The Company does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiary and the VIE. Accordingly, the PRC tax filings from 2014 through 2019 remain open to examination by the respective tax authorities. The Company may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.